Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net (loss) income	$ (1,481,318)	$ 442,832
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	17,967	9,868
Amortization of operating lease right-of-use asset	95,754	82,934
Allowance for (Reversal of) expected credit loss	7,395	(65)
Unrealized loss on equity security	370,666
Changes in operating assets and liabilities:
Accounts receivable	1,073,590	93,253
Contract assets	168,030	(91,346)
Prepaid expenses and other current assets	(16,605)	(6,450)
Accrued expenses and other liabilities	(65,776)	(240,708)
Contract liabilities	250,996	26,690
Lease liability	(95,754)	(82,934)
Income tax payable	(60,548)	97,248
Net cash provided by operating activities	264,397	331,322
Cash flow from investing activities:
Investment in equity security	(550,000)
Net cash used in investing activities	(550,000)
Cash flow from financing activities:
Repayment to a related party		(12,820)
Net proceeds from initial public offering	9,778,479
Payments of offering costs related to initial public offering	(396,181)	(228,664)
Contribution from a non-controlling shareholder of a subsidiary	314,101
Dividends paid		(769,231)
Net cash provided by (used in) financing activities	9,696,399	(1,010,715)
Net increase (decrease) in cash and cash equivalents	9,410,796	(679,393)
Cash and cash equivalents at beginning of the period	2,066,102	2,768,730
Cash and cash equivalents at end of the period	11,476,898	2,089,337
Supplementary cash flows information:
Tax paid	60,548
Listing fee paid	396,181	228,664
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	58,148
Recognition of deferred initial public offering costs recorded in accrued expenses and other liabilities	$ 50,430	$ 128,974